VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Burkina Faso: 0.5%
IAMGOLD Corp. (USD) *	138,954	$314,036
Canada: 5.3%
B2Gold Corp. (USD)	34,378	117,573
Barrick Gold Corp. (USD)	76,227	1,375,897
Ivanhoe Mines Ltd. *	295,195	1,887,421
		3,380,891
China: 1.5%
China Molybdenum Co. Ltd. (HKD) #	1,518,000	937,175
Egypt: 4.7%
Centamin Plc (GBP) #	423,416	542,435
Commercial International Bank Egypt SAE (USD) (GDR) *	933,540	2,492,552
		3,034,987
Germany: 3.2%
Jumia Technologies AG (ADR) *	110,495	2,054,102
India: 1.0%
MakeMyTrip Ltd. (USD) * †	24,729	672,382
Indonesia: 0.7%
Golden Agri-Resources Ltd. (SGD) #	2,457,500	423,488
Kenya: 9.1%
Equity Group Holdings Plc *	3,613,900	1,659,778
Safaricom Plc	10,900,300	4,152,965
		5,812,743
Morocco: 12.7%
Attijariwafa Bank	76,744	4,190,053
Bank of Africa	58,480	1,135,246
Banque Centrale Populaire	49,308	1,501,054
Co. Sucrerie Marocaine et de Raffinage #	41,272	1,249,847
		8,076,200
Nigeria: 8.0%
Guaranty Trust Holding Co. Plc	42,287,379	2,866,854
Zenith Bank Plc #	40,148,957	2,262,790
		5,129,644
Norway: 0.3%
Scatec ASA 144A #	9,705	180,655
South Africa: 36.7%
Absa Group Ltd. #	62,824	636,309
Anglo American Platinum Ltd.	5,579	483,703
Anglo American Plc (GBP) #	70,578	2,475,408
Aspen Pharmacare Holdings Ltd. # †	26,055	467,982
AVI Ltd. #	25,274	143,656
Bid Corp. Ltd. # *	18,138	390,046
Bidvest Group Ltd. # †	23,854	309,551
Capitec Bank Holdings Ltd.	8,337	1,008,032
Clicks Group Ltd.	15,038	277,571
Coronation Fund Managers Ltd. #	22,770	76,097
Discovery Ltd. # *	36,670	335,369
Exxaro Resources Ltd. †	13,066	139,848
FirstRand Ltd. #	269,644	1,151,993
Foschini Group Ltd. *	14,255	129,380
Gold Fields Ltd. (ADR)	61,341	498,089
Growthpoint Properties Ltd.	240,501	228,592
Harmony Gold Mining Co. Ltd. (ADR)	40,101	126,318
Impala Platinum Holdings Ltd. #	49,107	553,934
Investec Plc (GBP) #	50,190	214,331
Kumba Iron Ore Ltd. #	5,483	180,308
Life Healthcare Group Holdings Ltd. *	86,698	131,329
Momentum Metropolitan Holdings # †	58,486	81,519
Mr Price Group Ltd. #	20,249	271,903
MTN Group Ltd. # *	128,315	1,206,319
MTN Nigeria Communications Plc (NGN) #	7,018,997	2,965,358
MultiChoice Group Ltd. #	32,793	250,216
Naspers Ltd. #	16,137	2,669,556
Nedbank Group Ltd. #	32,615	378,388
Netcare Ltd. *	102,323	110,178
Northam Platinum Holdings Ltd. *	15,482	184,529
Old Mutual Ltd. #	282,921	309,830
Pepkor Holdings Ltd. 144A # *	93,392	133,900
Pick n Pay Stores Ltd. #	26,685	100,665
Rand Merchant Investment Holdings Ltd. # †	61,361	151,884
Remgro Ltd.	44,518	401,979
Resilient REIT Ltd.	26,847	101,339
Sanlam Ltd.	153,883	653,785
Sasol Ltd. (ADR) * †	44,029	829,506
Shoprite Holdings Ltd. # †	37,330	442,466
Sibanye Stillwater Ltd. (ADR) †	52,811	651,688
SPAR Group Ltd.	10,994	143,532
Standard Bank Group Ltd. #	110,315	1,045,575
Tiger Brands Ltd. #	10,835	134,268
Woolworths Holdings Ltd. # †	56,781	221,466
		23,397,695
Switzerland: 2.4%
Mediclinic International Plc (GBP) # *	33,224	139,347
Nestle Nigeria Plc (NGN) #	387,228	1,385,368
		1,524,715
Tanzania: 2.9%
AngloGold Ashanti Ltd. (ADR)	35,528	568,093
Helios Towers Plc (GBP) * †	518,667	1,265,814
		1,833,907
United Arab Emirates: 4.2%
Itissalat Al-Maghrib (MAD) #	169,669	2,654,259
United Kingdom: 3.5%
East African Breweries Ltd. (KES) # *	490,500	758,821
Endeavour Mining Plc (CAD)	50,827	1,143,843
Vodacom Group Ltd. (ZAR)	36,770	352,034
		2,254,698
United States: 0.5%
Royal Caribbean Cruises Ltd. *	3,523	313,371
Zambia: 2.6%
First Quantum Minerals Ltd. (CAD)	88,171	1,632,087
Zimbabwe: 0.0%
Cassava Smartech Zimbabwe Ltd. # *	32,900	12,384
Delta Corp. Ltd. #	15,980	20,243
		32,627
Total Common Stocks (Cost: $53,789,891)		63,659,662
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $792,118)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	792,118	792,118
Total Investments: 101.0% (Cost: $54,582,009)		64,451,780
Liabilities in excess of other assets: (1.0)%		(668,853)
NET ASSETS: 100.0%		$63,782,927

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KES	Kenyan Shilling
MAD	Moroccan Dirham
NGN	Nigerian Naira
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,865,109 which represents 43.7% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $3,887,292.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $314,555, or 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	20.2%	$12,846,965
Consumer Discretionary	10.2	6,466,059
Consumer Staples	8.6	5,469,970
Energy	0.2	139,848
Financials	35.4	22,565,803
Health Care	1.3	848,837
Industrials	0.5	309,551
Materials	22.8	14,502,043
Real Estate	0.5	329,931
Utilities	0.3	180,655
	100.0%	$63,659,662

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 89.5%
Automobiles & Components: 1.2%
Mahle-Metal Leve SA	33,100	$229,328
Tupy SA *	58,200	215,562
		444,890
Capital Goods: 3.1%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *	315,800	463,341
Armac Locacao Logistica E Servicos SA *	80,200	284,822
Iochpe Maxion SA *	92,402	299,311
Portobello SA	78,300	156,003
		1,203,477
Commercial & Professional Services: 1.8%
Ambipar Participacoes e Empreendimentos SA	37,850	325,486
Boa Vista Servicos SA	149,750	349,231
		674,717
Communication Services: 0.4%
Brisanet Participacoes SA *	84,800	168,798
Consumer Durables & Apparel: 13.2%
Arezzo Industria e Comercio SA	46,200	703,043
Construtora Tenda SA	45,650	147,619
Cury Construtora e Incorporadora SA	80,200	106,182
Cyrela Brazil Realty SA Empreendimentos e Participacoes	236,800	782,702
Direcional Engenharia SA	69,550	145,850
Even Construtora e Incorporadora SA	94,650	133,656
Ez Tec Empreendimentos e Participacoes SA	130,552	547,548
Grendene SA	178,150	302,928
Grupo de Moda Soma SA *	345,884	1,076,570
Guararapes Confeccoes SA *	72,900	181,120
MRV Engenharia e Participacoes SA	215,650	486,680
Vivara Participacoes SA	83,150	450,735
		5,064,633
Consumer Services: 9.0%
Afya Ltd. (USD) * †	22,741	448,907
Anima Holding SA *	218,450	358,618
Arco Platform Ltd. (USD) * †	11,923	258,729
Arcos Dorados Holdings, Inc. (USD) * †	77,586	397,240
BK Brasil Operacao e Assessoria a Restaurantes SA *	118,200	178,198
Cogna Educacao *	1,450,150	721,647
CVC Brasil Operadora e Agencia de Viagens SA *	175,783	694,643
MPM Corporeos SA	109,000	300,034
Ser Educacional SA 144A	42,025	89,517
		3,447,533
Diversified Financials: 1.9%
Banco Modal SA *	86,700	272,721
TC Traders Club SA *	88,900	104,478
Vinci Partners Investments Ltd. (USD) †	27,335	356,175
		733,374
Energy: 3.9%
3R Petroleum Oleo e Gas SA *	70,500	551,494
AES Brasil Energia SA	126,800	285,930
Enauta Participacoes SA	68,450	173,458
Modec, Inc. #	17,200	272,846
Petroreconcavo SA *	59,700	220,350
		1,504,078
Financials: 0.4%
BR Advisory Partners Participacoes SA *	38,100	137,477
Food & Staples Retailing: 2.8%
Cia Brasileira de Distribuicao (ADR) †	138,741	653,470
Dimed SA Distribuidora da Medicamentos	96,800	262,897
Empreendimentos Pague Menos SA *	76,200	173,928
		1,090,295
Food, Beverage & Tobacco: 7.9%
Adecoagro SA (USD) * †	45,522	411,064
BrasilAgro - Co. Brasileira de Propriedades Agricolas *	43,100	240,994
Camil Alimentos SA	60,400	109,470
Jalles Machado SA	118,900	205,235
Minerva SA	231,300	443,848
Sao Martinho SA	139,850	898,307
SLC Agricola SA	63,000	527,531
Tres Tentos Agroindustrial SA *	106,100	185,089
		3,021,538
Health Care Equipment & Services: 6.0%
Fleury SA	210,200	853,808
Hospital Mater Dei SA *	54,900	185,495
Instituto Hermes Pardini SA *	39,350	163,304
Odontoprev SA	205,250	620,376
Qualicorp Consultoria e Corretora de Seguros SA	134,150	492,431
		2,315,414
Insurance: 2.2%
IRB Brasil Resseguros SA *	794,750	690,294
Wiz Solucoes e Corretagem de Seguros SA	67,300	142,243
		832,537
Materials: 3.4%
Cia Brasileira de Aluminio *	122,800	315,245
ERO Copper Corp. * †	38,580	684,120
Largo Resources Ltd. (USD) * †	27,213	286,009
		1,285,374
Media & Entertainment: 1.9%
Infracommerce CXAAS SA *	98,100	306,239
Meliuz SA 144A	379,500	418,821
		725,060
Real Estate: 7.7%
Aliansce Sonae Shopping Centers sa	132,338	552,122
BR Malls Participacoes SA *	592,250	878,737
BR Properties SA	170,950	249,248
FII BTG Pactual Corporate Office Fund	20,128	272,735
Iguatemi Empresa de Shopping Centers SA	74,300	430,321
Jereissati Participacoes SA	34,000	166,636
JHSF Participacoes SA	223,900	243,399
LOG Commercial Properties e Participacoes SA	33,300	158,497
		2,951,695
Retailing: 2.0%
C&A Modas Ltda *	79,400	105,123
Grupo SBF SA *	83,450	428,302
Lojas Quero Quero SA	75,600	225,589
		759,014
Semiconductors & Semiconductor Equipment: 1.5%
SMART Global Holdings, Inc. *	13,319	592,696
Software & Services: 1.0%
Clear Sale SA *	53,200	227,229
SONDA SA #	366,484	158,156
		385,385
Technology Hardware & Equipment: 0.6%
Ituran Location and Control Ltd. (USD)	9,071	230,313
Telecommunication Services: 2.2%
Oi SA (ADR) * †	806,290	728,000
Unifique Telecomunicacoes SA *	108,800	125,667
		853,667
Transportation: 6.8%
EcoRodovias Infraestrutura e Logistica SA *	185,340	305,624
Gol Linhas Aereas Inteligentes SA (ADR) * †	71,529	545,766
Hidrovias do Brasil SA *	359,100	250,577
Movida Participacoes SA *	140,000	440,380
Santos Brasil Participacoes SA *	577,650	841,163
Sequoia Logistica e Transportes SA *	74,100	210,772
		2,594,282
Utilities: 8.6%
Alupar Investimento SA	211,337	943,415
Cia de Saneamento de Minas Gerais	163,238	413,659
Cia de Saneamento do Parana *	259,500	913,009
Light SA	204,700	493,543
Omega Geracao SA *	87,800	517,215
		3,280,841
Total Common Stocks (Cost: $36,443,485)		34,297,088

PREFERRED SECURITIES: 9.3%
Banks: 3.4%
Banco ABC Brasil SA 6.30% *	67,670	185,026
Banco do Estado do Rio Grande do Sul SA 6.55%	151,250	323,844
Banco Pan SA 1.03%	268,000	785,435
		1,294,305
Capital Goods: 1.4%
Marcopolo SA 3.37% *	369,009	197,184
Randon SA Implementos e Participacoes 5.56%	153,550	332,153
		529,337
Information Technology: 1.3%
Cia Ferro Ligas da Bahia 2.85%	29,800	306,660
Taurus Armas SA 0.00% *	51,000	199,383
		506,043
Materials: 1.7%
Unipar Carbocloro SA 5.06%	44,877	651,677
Utilities: 1.5%
Cia Energetica de Sao Paulo 11.06%	130,400	565,348
Total Preferred Securities (Cost: $2,947,013)		3,546,710

CLOSED-END FUND: 1.2% (Cost: $493,613)
CSHG Logistica FI Imobiliario	15,831	479,661

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $39,884,111)		38,323,459

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3% (Cost: $1,261,504)
Money Market Fund: 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio	1,261,504	1,261,504
Total Investments: 103.3% (Cost: $41,145,615)		39,584,963
Liabilities in excess of other assets: (3.3)%		(1,253,078)
NET ASSETS: 100.0%		$38,331,885

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,576,726.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $431,002 which represents 1.1% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $508,338, or 1.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.5%	$1,747,525
Consumer Discretionary	26.7	10,195,731
Consumer Staples	10.7	4,111,833
Energy	3.9	1,504,078
Financials	7.9	2,997,693
Health Care	6.0	2,315,414
Industrials	13.1	5,001,813
Information Technology	4.4	1,714,437
Materials	4.3	1,651,042
Real Estate	7.7	2,951,695
Utilities	10.8	4,132,198
	100.0%	$38,323,459

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 0.7%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. #	4,078	$114,177
Shandong Linglong Tyre Co. Ltd. #	17,000	92,398
		206,575
Capital Goods: 8.1%
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. #	6,100	99,857
Beijing New Building Materials Plc #	25,800	126,757
Dajin Heavy Industry Co. Ltd. #	6,400	23,736
Fujian Longma Environmental Sanitation Equipment Co. Ltd. #	7,200	15,360
Guangdong Lingxiao Pump Industry Co. Ltd. #	5,900	19,713
Guangzhou KDT Machinery Co. Ltd. #	6,600	34,177
Hangzhou Zhongtai Cryogenic Technology Corp. #	4,400	12,680
Jiangsu Hengli Hydraulic Co. Ltd. #	13,016	170,144
Jiangsu Nanfang Bearing Co. Ltd. #	7,600	12,094
Jingjin Environmental Protection Co. Ltd. #	5,900	29,916
Jinlei Technology Co. Ltd. #	6,800	61,321
Nantong Jianghai Capacitor Co. Ltd. #	13,800	37,983
Nanxing Machinery Co. Ltd. #	3,400	7,205
NARI Technology Co. Ltd. #	70,120	387,763
Ningbo Orient Wires & Cables Co. Ltd. #	10,400	47,722
Ocean’s King Lighting Science & Technology Co. Ltd. #	11,600	29,097
Sany Heavy Industry Co. Ltd. #	173,600	681,215
Sichuan Kexin Mechanical and Electrical Equipment Co. Ltd. #	7,900	12,920
Zhefu Holding Group Co. Ltd. #	33,600	39,404
Zhejiang Dingli Machinery Co. Ltd. #	6,302	68,866
Zhuzhou Kibing Group Co. Ltd. #	53,500	141,880
Zoomlion Heavy Industry Science and Technology Co. Ltd. #	174,800	222,864
		2,282,674
Commercial & Professional Services: 0.7%
Languangjustbon H SH (HKD) #	3,300	22,955
Shanghai M&G Stationery, Inc. #	11,000	115,748
UE Furniture Co. Ltd. #	2,700	4,543
Zhejiang Weiming Environment Protection Co. Ltd. #	10,756	45,884
		189,130
Consumer Durables & Apparel: 3.5%
Baoxiniao Holding Co. Ltd.	29,500	23,448
Biem.L.Fdlkk Garment Co. Ltd. #	11,300	44,474
Chow Tai Seng Jewellery Co. Ltd. #	9,300	28,550
Hangzhou Nbond Nonwovens Co. Ltd. #	1,400	2,666
Hisense Home Appliances Group Co. Ltd. #	17,500	32,492
Leshan Giantstar Farming & Husbandry Corp. Ltd. #	4,400	8,316
Li Ning Co. Ltd. (HKD) #	68,500	789,513
Markor International Home Furnishings Co. Ltd. # *	20,500	9,944
Ningbo Peacebird Fashion Co. Ltd.	2,200	13,219
Q Technology Group Co. Ltd. (HKD) # †	14,000	20,100
Shanghai Yaoji Technology Co. Ltd.	5,600	14,942
		987,664
Consumer Services: 0.1%
Fu Shou Yuan International Group Ltd. (HKD) #	36,000	29,945
Diversified Financials: 1.6%
360 DigiTech, Inc. (ADR) *	3,652	74,209
China Renaissance Holdings Ltd. (HKD) 144A # *	5,400	13,282
CSC Financial Co. Ltd. (HKD) 144A #	164,500	183,834
Hithink RoyalFlush Information Network Co. Ltd. #	9,724	179,640
		450,965
Energy: 0.7%
Shaanxi Coal Industry Co. Ltd. #	84,400	192,593
Shandong Sunway Chemical Group Co. Ltd. #	14,500	13,428
		206,021
Food, Beverage & Tobacco: 17.3%
Angel Yeast Co. Ltd. #	15,100	116,966
Anhui Yingjia Distillery Co. Ltd. #	5,400	42,482
China Feihe Ltd. (HKD) 144A #	115,000	193,836
Chongqing Brewery Co. Ltd. (CNY) # *	6,100	123,727
COFCO Joycome Foods Ltd. (HKD) # * †	72,000	22,659
Ganso Co. Ltd. (CNY)	2,500	7,398
Guangdong Guanghong Holdings Co. Ltd. #	7,400	6,382
Hebei Chengde Lolo Co. #	19,500	34,384
Jiangsu King’s Luck Brewery JSC Ltd. #	14,800	103,569
JiuGui Liquor Co. Ltd. #	6,000	229,705
Luzhou Laojiao Co. Ltd. #	20,928	719,177
Muyuan Foods Co. Ltd. #	82,324	656,136
Sanquan Food Co. Ltd. #	13,710	34,461
Shandong Longda Meat Foodstuff Co. Ltd. #	12,300	18,741
Shanghai Bairun Investment Holding Group Co. Ltd.	16,840	194,362
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	11,095	541,326
Sichuan Swellfun Co. Ltd. #	5,400	105,720
Want Want China Holdings Ltd. (HKD) #	141,000	106,467
Wuliangye Yibin Co. Ltd. #	44,230	1,498,871
Yihai International Holding Ltd. (HKD) # * †	15,000	83,591
		4,839,960
Health Care Equipment & Services: 7.9%
Aier Eye Hospital Group Co. Ltd. #	75,684	624,581
Blue Sail Medical Co. Ltd. #	19,300	53,730
Dian Diagnostics Group Co. Ltd. #	16,200	74,141
Edan Instruments, Inc. #	13,700	24,650
Guangzhou Kingmed Diagnostics Group Co. Ltd. #	8,300	131,297
Guangzhou Wondfo Biotech Co. Ltd. #	9,330	62,032
Intco Medical Technology Co. Ltd. #	16,200	146,513
Jafron Biomedical Co. Ltd. #	19,150	173,578
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	21,000	105,338
Kangji Medical Holdings Ltd. (HKD) # †	10,500	13,927
Lepu Medical Technology Beijing Co. Ltd. #	38,200	158,481
Ningbo David Medical Device Co. Ltd. #	4,600	10,237
Ovctek China, Inc. #	15,709	199,169
Sansure Biotech, Inc. #	4,903	42,203
Shanghai Kindly Enterprise Development Group Co. Ltd. # *	7,900	26,723
Shanghai ZJ Bio-Tech Co. Ltd. #	6,308	46,165
Tibet Rhodiola Pharmaceutical Holding Co. #	2,500	18,496
Tofflon Science & Technology Group Co. Ltd. #	9,300	64,743
Winner Medical Co. Ltd. #	13,600	168,666
Wuhan Easydiagnosis Biomedicine Co. Ltd. #	1,100	10,545
Zhejiang Gongdong Medical Technology Co. Ltd. #	3,700	57,243
Zhende Medical Co. Ltd. #	2,700	15,106
		2,227,564
Household & Personal Products: 0.7%
By-health Co. Ltd. #	37,100	162,394
Mingchen Health Co. Ltd.	3,000	21,145
		183,539
Materials: 10.3%
Anhui Conch Cement Co. Ltd. #	68,767	434,341
Anhui Guangxin Agrochemical Co. Ltd. #	6,300	31,748
Chengdu Guibao Science & Technology Co. Ltd. #	6,500	18,635
China Nonferrous Mining Corp. Ltd. (HKD) # †	33,000	15,824
Chongqing Zaisheng Technology Corp. Ltd. #	12,000	22,179
Citic Pacific Special Steel Group Co. Ltd. #	42,470	134,285
City Development Environment Co. Ltd. #	6,000	9,967
CNSIG Inner Mongolia Chemical Industry Co. Ltd. #	13,300	45,698
DeHua TB New Decoration Materials Co. Ltd. #	9,400	13,711
Fangda Special Steel Technology Co. Ltd. #	29,500	35,900
Fujian Green Pine Co. Ltd.	11,900	25,813
Gansu Shangfeng Cement Co. Ltd. #	8,100	23,697
Guangzhou Tinci Materials Technology Co. Ltd. #	23,150	542,492
Hailir Pesticides and Chemicals Group Co. Ltd. #	3,100	8,431
HBIS Resources Co. Ltd. #	8,300	20,477
Huafon Chemical Co. Ltd. #	151,100	283,290
Huaxin Cement Co. Ltd. #	22,400	71,037
Hunan Haili Chemical Industry Co. Ltd. #	11,470	13,811
Jiangsu Huachang Chemical Co. Ltd. #	16,000	27,928
Jiangsu Sopo Chemical Co. #	16,300	44,369
Jiangsu Yangnong Chemical Co. Ltd. #	5,700	92,269
Jiangxi Chenguang New Materials Co. Ltd. #	4,100	22,989
Jiangxi Wannianqing Cement Co. Ltd. #	12,000	24,672
Jiangyin Hengrun Heavy Industries Co. ltd #	4,000	23,858
Kingfa Sci & Tech Co. Ltd. #	47,300	107,150
Lier Chemical Co. Ltd. #	7,900	34,089
Luxi Chemical Group Co. Ltd. #	36,000	104,361
Ningxia Building Materials Group Co. Ltd. #	6,800	11,772
Shandong Bohui Paper Industrial Co. Ltd. #	7,900	13,929
Shandong Head Co. Ltd. # *	6,120	39,817
Shandong Hualu Hengsheng Chemical Co. Ltd. #	45,400	230,175
Shangdong Lubei Chemical Co. Ltd. #	12,200	23,255
Sichuan Anning Iron and Titanium Co. Ltd. #	5,500	42,162
Tianjin You Fa Steel Pipe Group Stock Co. Ltd. #	44,800	70,549
West China Cement Ltd. (HKD) #	66,000	12,269
Xiamen Jihong Technology Co. Ltd. #	7,500	19,098
Zhejiang Double Arrow Rubber Co. Ltd. #	9,200	10,394
Zhejiang JIULI Hi-tech Metals Co. Ltd. #	19,600	42,412
Zhejiang Wansheng Co. Ltd. #	7,700	28,566
Zhejiang Xinan Chemical Industrial Group Co. Ltd. #	21,000	102,372
		2,879,791
Media & Entertainment: 5.3%
G-bits Network Technology Xiamen Co. Ltd. #	1,200	72,772
Hangzhou Electronic Soul Network Technology Co. Ltd. #	2,500	8,537
Shanghai Fengyuzhu Culture and Technology Co. Ltd. #	4,000	9,319
Tencent Holdings Ltd. (HKD) #	23,300	1,390,980
		1,481,608
Pharmaceuticals, Biotechnology & Life Sciences: 8.3%
Beijing Hotgen Biotech Co. Ltd. #	1,253	22,384
Changchun High & New Technology Industry Group, Inc. #	9,700	411,316
China Medical System Holdings Ltd. (HKD) #	40,000	72,900
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	10,700	46,785
Chongqing Zhifei Biological Products Co. Ltd. #	35,400	866,588
Daan Gene Co. Ltd. #	29,300	84,307
Guangdong Hybribio Biotech Co. Ltd. #	4,000	19,664
Livzon Pharmaceutical Group, Inc. #	17,500	104,908
Shandong Wohua Pharmaceutical Co. Ltd. #	8,100	8,422
Shanghai Kehua Bio- Engineering Co. Ltd.	11,000	22,464
Shenyang Xingqi Pharmaceutical Co. Ltd. #	2,200	43,312
Walvax Biotechnology Co. Ltd. #	35,500	344,927
Xiamen Kingdomway Group Co. #	6,700	32,344
Zhejiang Cheng Yi Pharmaceutical Co. Ltd. #	3,700	8,386
Zhejiang NHU Co. Ltd. #	40,960	169,620
Zhejiang Orient Gene Biotech Co. Ltd. #	2,824	68,059
		2,326,386
Real Estate: 4.1%
A-Living Smart City Services Co. Ltd. 144A #	16,500	58,595
Central China New Life Ltd. (HKD) # * †	12,000	8,511
CIFI Ever Sunshine Services Group Ltd. (HKD) # †	26,000	51,970
Country Garden Services Holdings Co. Ltd. (HKD) #	58,000	458,312
Evergrande Property Services Group Ltd. (HKD) 144A # *	49,000	31,832
Hefei Urban Construction Development Co. Ltd. #	11,300	13,704
Logan Group Co. Ltd. (HKD) #	44,000	45,917
Longfor Group Holdings Ltd. (HKD) 144A #	50,500	230,739
Powerlong Real Estate Holdings Ltd. (HKD) #	50,000	37,689
Rongan Property Co. Ltd. #	34,400	13,130
Seazen Holdings Co. Ltd. #	21,400	123,578
S-Enjoy Service Group Co. Ltd. (HKD) # * †	9,000	19,139
Shenzhen New Nanshan Holding Group Co. Ltd. #	42,200	20,919
Shenzhen Properties & Resources Development Group Ltd. #	6,500	12,140
Times Neighborhood Holdings Ltd. (HKD) #	18,000	9,230
		1,135,405
Retailing: 10.6%
Alibaba Group Holding Ltd. (ADR) *	8,741	1,294,105
Easyhome New Retail Group Co. Ltd. #	104,100	88,153
JD.com, Inc. (ADR) *	18,222	1,316,357
Pop Mart International Group Ltd. (HKD) 144A # †	4,800	32,493
Vipshop Holdings Ltd. (ADR) *	20,719	230,810
		2,961,918
Semiconductors & Semiconductor Equipment: 8.4%
Daqo New Energy Corp. (ADR) *	2,478	141,246
Gigadevice Semiconductor Beijing, Inc. #	14,280	318,907
LONGi Green Energy Technology Co. Ltd. #	112,836	1,436,115
Shenzhen Sunmoon Microelectronics Co. Ltd.	2,230	94,431
Xinyi Solar Holdings Ltd. (HKD) #	150,000	307,069
Yangzhou Yangjie Electronic Technology Co. Ltd. #	7,000	48,126
		2,345,894
Software & Services: 1.1%
Chinasoft International Ltd. (HKD) # *	80,000	141,290
Shanghai Baosight Software Co. Ltd. #	15,220	154,872
Sichuan Jiuyuan Yinhai Software Co. Ltd. #	5,500	17,143
		313,305
Technology Hardware & Equipment: 9.0%
Beijing Wanji Technology Co. Ltd. #	4,400	18,411
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. #	4,100	95,425
BYD Electronic International Co. Ltd. (HKD) # †	20,500	71,695
Chongqing Chuanyi Automation Co. Ltd. #	13,000	36,965
Cubic Sensor and Instrument Co. Ltd. #	2,333	50,116
Eoptolink Technology, Inc. Ltd. #	11,823	61,417
Goldenmax International Technology Ltd. #	6,700	15,781
Luxshare Precision Industry Co. Ltd. #	122,705	674,038
Maxscend Microelectronics Co. Ltd. #	7,600	411,156
Shanghai Friendess Electronic Technology Corp. Ltd. #	2,963	200,660
Shenzhen H&T Intelligent Control Co. Ltd. #	27,700	88,769
Shenzhen TVT Digital Technology Co. Ltd. #	5,900	8,941
Sunny Optical Technology Group Co. Ltd. (HKD) #	23,400	612,726
Suntront Techonology Co. Ltd. #	24,800	18,284
Suzhou Etron Technologies Co. Ltd. #	4,200	19,235
Wuxi Xinje Electric Co. Ltd.	2,600	18,584
ZheJiang Dali Technology Co. Ltd. #	14,460	49,879
Zhuzhou Hongda Electronics Corp. Ltd. #	7,200	84,198
		2,536,280
Telecommunication Services: 0.0%
BizConf Telecom Co. Ltd. #	2,800	10,425
Transportation: 1.5%
Anhui Expressway Co. Ltd. #	9,700	9,981
COSCO SHIPPING Holdings Co. Ltd. # *	142,500	377,096
Guangdong Provincial Expressway Development Co. Ltd. #	17,600	20,260
		407,337
Total Common Stocks (Cost: $25,488,947)		28,002,386

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4% (Cost: $107,615)
Money Market Fund: 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	107,615	107,615
Total Investments: 100.3% (Cost: $25,596,562)		28,110,001
Liabilities in excess of other assets: (0.3)%		(81,864)
NET ASSETS: 100.0%		$28,028,137

Definitions:
ADR	American Depositary Receipt
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan
HKD	Hong Kong Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,509,853 which represents 87.4% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $319,100.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $744,611, or 2.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	5.3%	$1,492,033
Consumer Discretionary	14.9	4,186,102
Consumer Staples	18.0	5,023,499
Energy	0.7	206,021
Financials	1.6	450,965
Health Care	16.3	4,553,950
Industrials	10.2	2,879,141
Information Technology	18.6	5,195,479
Materials	10.3	2,879,791
Real Estate	4.1	1,135,405
	100.0%	$28,002,386

VANECK CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Automobiles & Components: 3.7%
BYD Co. Ltd. #	41,622	$1,604,423
Banks: 2.1%
Bank of Ningbo Co. Ltd. #	166,332	902,974
Capital Goods: 20.0%
AVIC Electromechanical Systems Co. Ltd. #	102,900	211,027
Contemporary Amperex Technology Co. Ltd. #	57,300	4,648,239
Eve Energy Co. Ltd. #	58,596	892,507
Han’s Laser Technology Industry Group Co. Ltd. #	43,470	253,042
Shenzhen Inovance Technology Co. Ltd. #	84,285	820,195
Sungrow Power Supply Co. Ltd. #	49,400	1,124,148
Xinjiang Goldwind Science & Technology Co. Ltd. #	130,730	350,679
Zhejiang Sanhua Intelligent Controls Co. Ltd. #	91,624	322,823
		8,622,660
Consumer Durables & Apparel: 0.4%
Hangzhou Robam Appliances Co. Ltd. #	23,680	123,684
Zhejiang Supor Co. Ltd. #	7,823	56,567
		180,251
Consumer Services: 0.6%
Offcn Education Technology Co. Ltd. # *	66,900	112,560
Songcheng Performance Development Co. Ltd. #	71,921	156,189
		268,749
Diversified Financials: 7.0%
China Great Wall Securities Co. Ltd. #	47,600	86,834
East Money Information Co. Ltd. #	410,017	2,170,631
First Capital Securities Co. Ltd. #	179,480	200,551
Guosen Securities Co. Ltd. #	147,243	268,811
Hithink RoyalFlush Information Network Co. Ltd. #	10,500	193,976
Western Securities Co. Ltd. #	93,254	119,018
		3,039,821
Food, Beverage & Tobacco: 8.1%
Beijing Dabeinong Technology Group Co. Ltd. #	142,400	166,568
Fujian Sunner Development Co. Ltd. #	30,200	100,899
Guangdong Haid Group Co. Ltd. #	40,000	417,077
Jiangsu Yanghe Brewery Joint- Stock Co. Ltd. #	29,138	745,594
Jiangxi Zhengbang Technology Co. Ltd. #	70,100	101,963
Muyuan Foods Co. Ltd. #	121,940	971,883
Shanghai Bairun Investment Holding Group Co. Ltd.	19,700	227,371
Wens Foodstuffs Group Co. Ltd. #	247,760	554,556
Yihai Kerry Arawana Holdings Co. Ltd. #	21,200	226,729
		3,512,640
Health Care Equipment & Services: 8.2%
Aier Eye Hospital Group Co. Ltd. #	117,011	965,632
Intco Medical Technology Co. Ltd. #	15,900	143,800
Jafron Biomedical Co. Ltd. #	21,800	197,598
Lepu Medical Technology Beijing Co. Ltd. #	58,713	243,584
Meinian Onehealth Healthcare Holdings Co. Ltd. # *	142,416	163,587
Ovctek China, Inc. #	23,200	294,144
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	21,800	1,302,955
Winner Medical Co. Ltd. #	2,700	33,485
Winning Health Technology Group Co. Ltd. #	84,366	189,183
		3,533,968
Household & Personal Products: 0.4%
By-health Co. Ltd. #	38,400	168,085
Materials: 8.0%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	85,603	584,519
Ganfeng Lithium Co. Ltd. #	41,200	1,034,464
Huafon Chemical Co. Ltd. #	70,800	132,739
LB Group Co. Ltd. #	57,100	252,155
Rongsheng Petrochemical Co. Ltd. #	158,100	457,825
Yunnan Energy New Material Co. Ltd. #	23,000	996,251
		3,457,953
Media & Entertainment: 3.6%
Beijing Enlight Media Co. Ltd. #	56,642	86,942
Focus Media Information Technology Co. Ltd. #	535,084	606,008
Giant Network Group Co. Ltd. #	42,180	67,979
Mango Excellent Media Co. Ltd. #	34,270	231,338
Perfect World Co. Ltd. #	65,350	152,305
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. #	63,000	204,198
Zhejiang Century Huatong Group Co. Ltd. # *	167,860	192,092
		1,540,862
Pharmaceuticals, Biotechnology & Life Sciences: 11.5%
Asymchem Laboratories Tianjin Co. Ltd. #	7,800	537,695
Betta Pharmaceuticals Co. Ltd. #	12,000	173,478
BGI Genomics Co. Ltd. #	11,100	150,565
Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	16,200	45,886
Chongqing Zhifei Biological Products Co. Ltd. #	36,469	892,757
Hangzhou Tigermed Consulting Co. Ltd. #	27,000	727,050
Hualan Biological Engineering, Inc. #	45,737	197,134
Imeik Technology Development Co. Ltd. #	2,500	229,560
Pharmaron Beijing Co. Ltd. #	11,900	396,552
Shanghai RAAS Blood Products Co. Ltd. #	156,663	165,398
Shenzhen Kangtai Biological Products Co. Ltd. #	15,700	267,266
Shenzhen New Industries Biomedical Engineering Co. Ltd. #	14,400	108,396
Walvax Biotechnology Co. Ltd. #	79,500	772,443
Zhejiang NHU Co. Ltd. #	69,344	287,161
		4,951,341
Retailing: 0.4%
Suning.com Co. Ltd. # *	208,938	161,370
Semiconductors & Semiconductor Equipment: 7.3%
Ingenic Semiconductor Co. Ltd. #	9,700	191,818
JA Solar Technology Co. Ltd. #	26,500	268,632
NAURA Technology Group Co. Ltd. #	11,400	640,066
SG Micro Corp. #	7,200	369,304
Tianjin Zhonghuan Semiconductor Co. Ltd. #	109,920	777,642
Tianshui Huatian Technology Co. Ltd. #	109,800	204,411
Unigroup Guoxin Microelectronics Co. Ltd. #	22,000	701,795
		3,153,668
Software & Services: 3.9%
Beijing Shiji Information Technology Co. Ltd. #	22,966	90,543
Glodon Co. Ltd. #	50,575	522,393
Iflytek Co. Ltd. #	89,050	724,896
Sangfor Technologies, Inc. #	9,600	349,137
		1,686,969
Technology Hardware & Equipment: 12.6%
Anker Innovations Technology Co. Ltd. #	2,100	34,801
Avary Holding Shenzhen Co. Ltd. #	26,900	138,635
Chaozhou Three-Circle Group Co. Ltd. #	58,700	336,027
GoerTek, Inc. #	120,816	801,691
Guangzhou Shiyuan Electronic Technology Co. Ltd. #	17,100	207,404
Lens Technology Co. Ltd. #	68,668	220,853
Lingyi iTech Guangdong Co. # *	123,400	122,974
Luxshare Precision Industry Co. Ltd. #	229,382	1,260,032
Maxscend Microelectronics Co. Ltd. #	9,988	540,436
Shennan Circuits Co. Ltd. #	8,320	121,714
Shenzhen Sunway Communication Co. Ltd. #	41,401	143,799
Suzhou Dongshan Precision Manufacturing Co. Ltd. #	65,700	211,212
Wuhan Guide Infrared Co. Ltd. #	39,540	142,456
Wuxi Lead Intelligent Equipment Co. Ltd. #	50,120	535,800
Yealink Network Technology Corp. Ltd. #	13,600	171,085
Zhejiang Dahua Technology Co. Ltd. #	87,905	321,075
Zhongji Innolight Co. Ltd. #	25,200	135,461
		5,445,455
Transportation: 2.4%
SF Holding Co. Ltd. #	82,800	835,957
Yunda Holding Co. Ltd. #	62,124	184,804
		1,020,761
Total Common Stocks (Cost: $20,071,340)		43,251,950
Total Investments: 100.2% (Cost: $20,071,340)		43,251,950
Liabilities in excess of other assets: (0.2)%		(95,051)
NET ASSETS: 100.0%		$43,156,899

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $43,024,579 which represents 99.7% of net assets.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	3.6%	$1,540,862
Consumer Discretionary	5.1	2,214,793
Consumer Staples	8.5	3,680,725
Financials	9.1	3,942,795
Health Care	19.6	8,485,309
Industrials	22.3	9,643,421
Information Technology	23.8	10,286,092
Materials	8.0	3,457,953
	100.0%	$43,251,950

VANECK EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 7.6%
Commercial International Bank Egypt SAE (USD) (GDR) *	614,142	$1,639,759
Capital Goods: 4.6%
ElSewedy Electric Co. #	1,922,544	995,335
Consumer Durables & Apparel: 3.1%
Oriental Weavers #	1,207,030	667,487
Consumer Services: 6.6%
Cairo Investment & Real Estate Development Co. SAE #	1,269,431	980,254
Taaleem Management Services Co. SAE *	1,427,192	439,415
		1,419,669
Diversified Financials: 9.2%
Egyptian Financial Group-Hermes Holding Co. # *	1,148,736	884,316
Egyptian Financial Group-Hermes Holding Co. (USD) (GDR) # *	284,481	454,425
Pioneers Holding for Financial Investments SAE # *	1,865,166	660,854
		1,999,595
Food, Beverage & Tobacco: 11.8%
Eastern Co. SAE	2,398,292	1,867,372
Juhayna Food Industries # *	1,927,484	684,089
		2,551,461
Health Care Equipment & Services: 6.4%
Cleopatra Hospital # *	3,408,707	969,785
Ibnsina Pharma SAE # *	2,010,228	421,365
		1,391,150
Materials: 17.4%
Alexandria Mineral Oils Co. # *	1,923,119	463,731
Centamin Plc (GBP) #	782,529	1,002,493
Egypt Kuwait Holding Co. SAE (USD) # *	1,263,815	1,453,645
Ezz Steel Co. SAE # *	556,155	453,384
Sidi Kerir Petrochemicals Co. # *	684,036	384,391
		3,757,644
Real Estate: 22.1%
Emaar Misr for Development SAE # *	2,739,932	417,014
Heliopolis Housing #	1,739,517	548,776
Medinet Nasr Housing #	3,972,211	678,797
Palm Hills Developments SAE #	6,882,240	848,651
Real Estate Egyptian Consortium SAE *	521,170	196,931
Six of October Development & Investment #	745,873	876,105
Talaat Moustafa Group #	2,615,073	1,224,972
		4,791,246
Software & Services: 6.1%
Fawry for Banking & Payment Technology Services SAE # *	1,465,228	1,323,060
Telecommunication Services: 5.1%
Telecom Egypt Co. #	1,221,506	1,099,528
Total Common Stocks (Cost: $19,426,234)		21,635,934
Total Investments: 100.0% (Cost: $19,426,234)		21,635,934
Liabilities in excess of other assets: 0.0%		(49)
NET ASSETS: 100.0%		$21,635,885

Definitions:
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,492,457 which represents 80.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.1%	$1,099,528
Consumer Discretionary	9.7	2,087,156
Consumer Staples	11.8	2,551,461
Financials	16.8	3,639,354
Health Care	6.4	1,391,150
Industrials	4.6	995,335
Information Technology	6.1	1,323,060
Materials	17.4	3,757,644
Real Estate	22.1	4,791,246
	100.0%	$21,635,934

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 9.4%
Bajaj Auto Ltd. #	61,763	$3,182,178
Balkrishna Industries Ltd. #	37,414	1,271,702
Ceat Ltd. #	7,838	139,273
Goodyear India Ltd. #	2,879	39,946
Hero MotoCorp Ltd. #	63,787	2,432,477
		7,065,576
Capital Goods: 6.8%
Ashoka Buildcon Ltd. # *	62,447	82,337
Astral Ltd. #	39,167	1,139,468
Escorts Ltd. #	23,137	459,579
Havells India Ltd. #	106,099	1,950,376
HG Infra Engineering Ltd. #	31,089	268,919
IndiaMart InterMesh Ltd. 144A #	5,790	650,177
KNR Constructions Ltd. #	67,211	259,199
PNC Infratech Ltd. #	55,317	283,612
		5,093,667
Diversified Financials: 3.9%
Central Depository Services India Ltd. #	43,695	757,065
Equitas Holdings Ltd. #	125,935	203,953
ICICI Securities Ltd. 144A #	43,203	440,026
Manappuram Finance Ltd. #	212,784	481,955
Muthoot Finance Ltd. #	53,320	1,037,305
		2,920,304
Food, Beverage & Tobacco: 0.4%
Globus Spirits Ltd. #	13,330	238,621
Gujarat Ambuja Exports Ltd. #	30,339	70,541
Radico Khaitan Ltd. #	100	1,185
		310,347
Health Care Equipment & Services: 1.0%
Dr Lal PathLabs Ltd. 144A #	15,823	781,134
Materials: 27.8%
Alkyl Amines Chemicals #	6,610	339,444
APL Apollo Tubes Ltd. # *	50,016	552,798
Asian Paints Ltd. #	83,746	3,650,559
Atul Ltd. #	7,563	961,486
Balaji Amines Ltd. #	4,513	273,380
BASF India Ltd. #	5,589	257,315
Bhansali Engineering Polymers Ltd. #	29,360	73,069
Carborundum Universal Ltd. #	46,498	552,944
Cosmo Films Ltd. #	5,201	104,518
Deepak Nitrite Ltd. #	34,256	1,104,827
Finolex Industries Ltd. #	306,859	859,081
Godawari Power and Ispat Ltd. #	5,764	98,739
Jindal Poly Films Ltd. #	3,231	44,259
Jindal Stainless Hisar Ltd. # *	45,965	177,478
JK Cement Ltd. #	11,846	495,280
JK Lakshmi Cement Ltd. #	28,715	237,854
NMDC Ltd. #	578,776	1,107,420
Phillips Carbon Black Ltd. #	38,467	137,514
PI Industries Ltd. #	40,188	1,716,146
Polyplex Corp. Ltd. #	5,799	134,390
Rossari Biotech Ltd. #	8,580	167,292
Shree Cement Ltd. #	4,895	1,903,305
Steel Authority of India Ltd. #	720,422	1,094,493
Supreme Industries Ltd. #	29,690	931,789
Tata Metaliks Ltd. #	6,284	87,346
Tata Steel BSL Ltd. # *	130,809	147,619
Tata Steel Long Products Ltd. #	5,545	67,417
UltraTech Cement Ltd. #	35,296	3,502,280
		20,780,042
Media & Entertainment: 1.0%
Chennai Super Kings Cricket Ltd. # * ø	1,298,085	327,899
Sun TV Network Ltd. #	42,289	286,874
TV18 Broadcast Ltd. # *	315,567	160,071
		774,844
Pharmaceuticals, Biotechnology & Life Sciences: 20.4%
Ajanta Pharma Ltd. #	13,359	408,983
Alembic Pharmaceuticals Ltd. #	29,503	312,313
Alkem Laboratories Ltd. #	14,562	778,703
Aurobindo Pharma Ltd. #	142,927	1,390,367
Cipla Ltd. #	257,884	3,409,549
Divi’s Laboratories Ltd. #	55,440	3,579,499
Gland Pharma Ltd. 144A # *	24,297	1,211,393
Glenmark Pharmaceuticals Ltd. #	70,297	481,852
Granules India Ltd. #	70,562	302,682
IOL Chemicals and Pharmaceuticals Ltd. #	10,181	81,044
Ipca Laboratories Ltd. #	32,538	1,053,108
JB Chemicals & Pharmaceuticals Ltd. #	15,198	380,741
Laurus Labs Ltd. 144A #	169,781	1,400,843
Marksans Pharma Ltd. #	101,295	93,639
Pfizer Ltd. #	7,481	560,370
		15,445,086
Software & Services: 26.8%
eClerx Services Ltd. #	7,254	211,275
Happiest Minds Technologies Ltd. #	18,524	341,863
Infosys Ltd. (ADR)	165,789	3,688,805
Larsen & Toubro Infotech Ltd. 144A #	22,627	1,749,613
Mastek Ltd. #	5,485	228,844
Mindtree Ltd. #	28,215	1,588,852
Mphasis Ltd. #	40,071	1,664,345
Oracle Financial Services Software Ltd. #	11,512	704,863
Persistent Systems Ltd. #	24,579	1,228,022
Tata Consultancy Services Ltd. #	73,915	3,745,884
Tata Elxsi Ltd. #	17,236	1,291,049
Wipro Ltd. #	423,104	3,594,018
		20,037,433
Telecommunication Services: 1.7%
Indus Towers Ltd. #	312,488	1,291,746
Utilities: 0.8%
Gujarat State Petronet Ltd. #	145,287	616,126
Total Common Stocks (Cost: $53,179,578)		75,116,305
Total Investments: 100.0% (Cost: $53,179,578)		75,116,305
Liabilities in excess of other assets: 0.0%		(5,507)
NET ASSETS: 100.0%		$75,110,798

Definitions:
ADR	American Depositary Receipt

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $71,427,500 which represents 95.1% of net assets.
*	Non-income producing
ø	Restricted Security – the aggregate value of restricted securities is $327,899, or 0.4% of net assets
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $6,233,186, or 8.3% of net assets.

Restricted securities held by the fund as of September 30, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/2015	1,298,085	$35,108	$327,899	0.4%

Summary of Investments by Sector	% of Investments	Value
Communication Services	2.7%	$2,066,590
Consumer Discretionary	9.4	7,065,577
Consumer Staples	0.4	310,347
Financials	3.9	2,920,303
Health Care	21.6	16,226,220
Industrials	6.8	5,093,668
Information Technology	26.7	20,037,433
Materials	27.7	20,780,041
Utilities	0.8	616,126
	100.0%	$75,116,305

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Automobiles & Components: 6.1%
Astra International Tbk PT #	5,423,700	$2,070,811
Banks: 30.5%
Bank Central Asia Tbk PT #	1,179,100	2,871,953
Bank Jago Tbk PT # *	1,440,600	1,515,537
Bank Mandiri Persero Tbk PT #	4,935,602	2,109,412
Bank Negara Indonesia Persero Tbk PT #	2,797,732	1,041,554
Bank Rakyat Indonesia Persero Tbk PT #	10,178,533	2,713,054
Bank Syariah Indonesia Tbk PT # *	1,069,000	152,009
		10,403,519
Diversified Financials: 0.5%
BFI Finance Indonesia Tbk PT	2,515,200	176,613
Energy: 7.8%
Adaro Energy Tbk PT #	5,998,300	733,251
Banpu PCL (NYS) #	1,789,029	652,821
Bukit Asam Tbk PT #	1,469,100	282,146
United Tractors Tbk PT #	559,569	1,006,901
		2,675,119
Food, Beverage & Tobacco: 10.5%
Charoen Pokphand Indonesia Tbk PT #	2,706,100	1,208,000
First Pacific Co. Ltd. (HKD)	697,250	250,788
Golden Agri-Resources Ltd. (SGD) #	1,285,300	221,489
Gudang Garam Tbk PT #	173,200	392,610
Indofood CBP Sukses Makmur Tbk PT #	831,000	483,961
Indofood Sukses Makmur Tbk PT #	1,646,600	728,479
Japfa Comfeed Indonesia Tbk PT #	2,023,200	277,000
		3,562,327
Health Care Equipment & Services: 1.0%
Mitra Keluarga Karyasehat Tbk PT #	2,030,397	325,304
Household & Personal Products: 1.7%
Unilever Indonesia Tbk PT #	2,146,300	591,928
Materials: 14.9%
Aneka Tambang Tbk #	3,154,500	499,804
Barito Pacific Tbk PT #	10,196,600	683,052
Chandra Asri Petrochemical Tbk PT #	1,118,259	561,324
Indah Kiat Pulp & Paper Tbk PT #	964,400	573,390
Indocement Tunggal Prakarsa Tbk PT #	676,500	492,555
Merdeka Copper Gold Tbk PT # *	4,639,000	811,908
Nickel Mines Ltd. #	518,806	344,984
Pabrik Kertas Tjiwi Kimia Tbk PT #	467,100	258,237
Semen Indonesia Persero Tbk PT #	1,090,100	619,545
Vale Indonesia Tbk PT #	782,600	249,153
		5,093,952
Media & Entertainment: 2.5%
Elang Mahkota Teknologi Tbk PT *	5,508,600	669,692
Surya Citra Media Tbk PT # *	1,385,800	193,768
		863,460
Pharmaceuticals, Biotechnology & Life Sciences: 2.2%
Kalbe Farma Tbk PT #	7,559,800	753,324
Real Estate: 2.9%
Bumi Serpong Damai Tbk PT # *	3,414,400	236,386
Ciputra Development Tbk PT #	3,271,795	212,399
Lippo Karawaci Tbk PT *	12,231,800	130,757
Pakuwon Jati Tbk PT # *	5,599,400	187,820
Summarecon Agung Tbk PT # *	3,715,000	216,885
		984,247
Retailing: 2.2%
Ace Hardware Indonesia Tbk PT #	2,572,900	227,243
Jardine Cycle & Carriage Ltd. (SGD) #	37,088	526,110
		753,353
Telecommunication Services: 14.6%
Indosat Tbk PT # *	428,000	198,776
Sarana Menara Nusantara Tbk PT #	9,184,100	846,454
Smartfren Telecom Tbk PT # *	45,063,500	349,774
Telkom Indonesia Persero Tbk PT (ADR) †	99,694	2,532,228
Tower Bersama Infrastructure Tbk PT #	3,739,000	770,446
XL Axiata Tbk PT #	1,367,575	288,304
		4,985,982
Transportation: 1.4%
Jasa Marga Persero Tbk PT # *	816,650	220,285
Transcoal Pacific Tbk PT *	375,100	250,285
		470,570
Utilities: 1.0%
Perusahaan Gas Negara Tbk PT # *	3,909,600	322,715
Total Common Stocks (Cost: $41,778,076)		34,033,224

WARRANTS: 0.8%
Energy: 0.8%
Banpu Public Co., THB 5.00, expiring 12/31/22	690,232	142,859
Banpu Public Co. Ltd., THB 7.50, expiring 12/31/23	690,232	117,057
Total Warrants (Cost: $0)		259,916
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $41,778,076)		34,293,140
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $10,000)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	10,000	10,000
Total Investments: 100.6% (Cost: $41,788,076)		34,303,140
Liabilities in excess of other assets: (0.6)%		(199,528)
NET ASSETS: 100.0%		$34,103,612

Definitions:
ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NYS	New York Registry Shares Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,022,861 which represents 88.0% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,323.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	17.0%	$5,849,442
Consumer Discretionary	8.2	2,824,164
Consumer Staples	12.1	4,154,256
Energy	8.6	2,935,034
Financials	30.8	10,580,132
Health Care	3.2	1,078,628
Industrials	1.4	470,570
Materials	14.9	5,093,952
Real Estate	2.9	984,247
Utilities	0.9	322,715
	100.0%	$34,293,140

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 15.4%
Bank Hapoalim BM #	370,531	$3,252,383
Bank Leumi Le-Israel BM #	524,414	4,440,349
First International Bank Of Israel Ltd. #	18,223	665,570
Israel Discount Bank Ltd. # *	365,005	1,925,486
Mizrahi Tefahot Bank Ltd. #	50,656	1,704,927
		11,988,715
Capital Goods: 6.0%
Ashtrom Group Ltd. #	10,116	232,640
Caesarstone Ltd.	6,051	75,153
Elbit Systems Ltd. (USD)	9,000	1,303,560
Elco Ltd. #	2,928	180,627
Electra Ltd. #	367	230,331
Inrom Construction Industries Ltd. #	18,405	91,128
Kornit Digital Ltd. (USD) *	11,616	1,681,300
RADA Electronic Industries Ltd. (USD) *	16,440	174,922
Shapir Engineering and Industry Ltd. #	32,012	256,679
Shikun & Binui Ltd. # *	65,454	383,973
Tera Light Ltd. *	9,874	30,637
		4,640,950
Commercial & Professional Services: 0.3%
Danel Adir Yeoshua Ltd. #	1,384	269,579
Consumer Durables & Apparel: 0.9%
Azorim-Investment Development & Construction Co. Ltd. # *	18,962	80,895
Delta Galil Industries Ltd. #	3,139	156,150
Electra Consumer Products 1970 Ltd. #	3,367	163,676
Maytronics Ltd. #	13,647	321,155
		721,876
Consumer Services: 0.7%
888 Holdings Plc	65,613	380,418
Fattal Holdings 1998 Ltd. # *	1,638	146,938
		527,356
Diversified Financials: 1.5%
Altshuler Shaham Provident Funds & Pension Ltd. #	20,998	114,650
Isracard Ltd. #	70,750	294,215
Plus500 Ltd. (GBP)	30,070	563,574
Tel Aviv Stock Exchange Ltd. #	29,856	158,277
		1,130,716
Energy: 1.1%
Delek Group Ltd. # *	3,207	226,693
Energean Plc (GBP) * †	29,448	351,003
Oil Refineries Ltd. # *	596,281	134,319
Paz Oil Co. Ltd. # *	1,611	174,821
		886,836
Food & Staples Retailing: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. #	2,614	187,512
Shufersal Ltd. #	45,783	370,845
		558,357
Food, Beverage & Tobacco: 0.6%
Strauss Group Ltd. #	14,844	433,435
Health Care Equipment & Services: 5.7%
Inmode Ltd. *	12,112	1,931,258
Mediterranean Towers Ltd. #	28,761	88,668
Nano-X Imaging Ltd. (USD) * †	10,372	233,370
Novocure Ltd. *	19,105	2,219,428
		4,472,724
Insurance: 3.5%
Clal Insurance Enterprises Holdings Ltd. # *	21,694	461,813
Harel Insurance Investments & Financial Services Ltd. #	39,020	402,160
IDI Insurance Co. Ltd. #	2,866	100,119
Lemonade, Inc. * †	11,471	768,672
Menora Mivtachim Holdings Ltd. #	9,052	186,559
Migdal Insurance & Financial Holdings Ltd. # *	127,541	186,575
Phoenix Holdings Ltd. #	57,620	656,094
		2,761,992
Materials: 2.3%
ICL Group Ltd. #	200,633	1,461,091
Israel Corp. Ltd. # *	1,143	352,425
		1,813,516
Media & Entertainment: 3.1%
Perion Network Ltd. (USD) * †	9,653	167,286
Playtika Holding Corp. *	73,971	2,043,819
Tremor International Ltd. (GBP) *	20,823	190,360
		2,401,465
Pharmaceuticals, Biotechnology & Life Sciences: 4.7%
Compugen Ltd. (USD) *	22,170	132,355
Taro Pharmaceutical Industries Ltd. (USD) *	3,133	199,353
Teva Pharmaceutical Industries Ltd. (ADR) *	338,942	3,301,295
		3,633,003
Real Estate: 7.2%
AFI Properties Ltd. # *	3,591	185,928
Airport City Ltd. # *	15,496	279,077
Alony Hetz Properties & Investments Ltd. #	39,544	606,594
Amot Investments Ltd. #	50,804	358,758
Azrieli Group Ltd. #	13,248	1,191,756
Big Shopping Centers Ltd. #	2,617	386,659
Blue Square Real Estate Ltd.	1,192	88,823
Gav-Yam Lands Corp. Ltd. #	22,986	233,762
Gazit-Globe Ltd. #	17,324	121,933
Israel Canada T.R Ltd. #	31,017	133,950
Isras Investment Co. Ltd. #	475	107,075
Mega Or Holdings Ltd. #	6,006	222,716
Melisron Ltd. # *	7,694	613,937
Mivne Real Estate KD Ltd. #	183,034	642,121
Prashkovsky Investments and Construction Ltd. #	2,411	70,870
Property & Building Corp. Ltd. # *	722	102,487
Summit Real Estate Holdings Ltd. # *	8,933	156,103
YH Dimri Construction & Development Ltd. #	1,241	88,476
		5,591,025
Retailing: 3.2%
Delek Automotive Systems Ltd. #	10,584	133,976
Fiverr International Ltd. (USD) * †	10,775	1,968,377
Fox Wizel Ltd. #	1,981	248,597
Tadiran Group Ltd. #	1,071	129,686
		2,480,636
Semiconductors & Semiconductor Equipment: 8.1%
Camtek Ltd. (USD) * †	7,230	292,887
CEVA, Inc. *	5,893	251,454
DSP Group, Inc. *	6,154	134,834
Nova Ltd. (USD) *	6,052	619,059
SolarEdge Technologies, Inc. *	15,463	4,101,097
Tower Semiconductor Ltd. (USD) *	30,985	926,452
		6,325,783
Software & Services: 28.9%
Amdocs Ltd.	37,920	2,870,923
Check Point Software Technologies Ltd. (USD) *	35,506	4,013,598
Cognyte Software Ltd. (USD) *	22,572	463,855
CyberArk Software Ltd. *	12,394	1,956,021
Formula Systems 1985 Ltd. #	2,383	232,310
Hilan Ltd. #	3,865	217,083
JFrog Ltd. (USD) *	15,786	528,831
LivePerson, Inc. *	14,207	837,503
Magic Software Enterprises Ltd. (USD)	6,703	134,060
Matrix IT Ltd. #	9,145	243,328
Nice Ltd. (ADR) * †	16,807	4,773,860
One Software Technologies Ltd. #	8,006	128,805
Sapiens International Corp. NV (USD)	9,215	265,208
Varonis Systems, Inc. *	32,987	2,007,259
Verint Systems, Inc. *	18,011	806,713
Wix.com Ltd. (USD) *	15,606	3,058,308
		22,537,665
Technology Hardware & Equipment: 2.3%
AudioCodes Ltd. (USD) †	8,103	263,672
BATM Advanced Communications Ltd. (GBP) * †	84,110	102,069
Ceragon Networks Ltd. (USD) * †	22,957	80,120
Gilat Satellite Networks Ltd. (USD)	12,048	108,311
Ituran Location and Control Ltd. (USD)	4,100	104,099
Nano Dimension Ltd. (ADR) * †	86,797	489,535
Radware Ltd. (USD) *	10,761	362,861
Stratasys Ltd. *	14,278	307,262
		1,817,929
Telecommunication Services: 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd. # *	726,114	853,940
Cellcom Israel Ltd. # *	20,786	72,185
Partner Communications Co. Ltd. # *	27,837	128,942
		1,055,067
Utilities: 2.3%
Energix-Renewable Energies Ltd. #	71,538	301,521
Enlight Renewable Energy Ltd. # *	229,507	496,112
Kenon Holdings Ltd. #	5,358	220,742
OPC Energy Ltd. # *	20,042	182,626
Ormat Technologies, Inc. †	9,448	629,331
		1,830,332
Total Common Stocks (Cost: $51,162,441)		77,878,957

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $628,751)
Money Market Fund: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	628,751	628,751
Total Investments: 100.7% (Cost: $51,791,192)		78,507,708
Liabilities in excess of other assets: (0.7)%		(518,398)
NET ASSETS: 100.0%		$77,989,310

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,584,812 which represents 37.9% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,627,617.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.5%	$3,456,532
Consumer Discretionary	4.8	3,729,868
Consumer Staples	1.3	991,792
Energy	1.1	886,836
Financials	20.4	15,881,423
Health Care	10.4	8,105,727
Industrials	6.3	4,910,529
Information Technology	39.3	30,681,377
Materials	2.3	1,813,516
Real Estate	7.2	5,591,025
Utilities	2.4	1,830,332
	100.0%	$77,878,957

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.9%
Banks: 13.9%
Sberbank of Russia PJSC (ADR) #	6,557,085	$122,247,296
TCS Group Holding Plc (USD) (GDR) #	726,885	66,096,729
VTB Bank PJSC (USD) (GDR) #	14,235,334	19,526,437
		207,870,462
Diversified Financials: 1.9%
Moscow Exchange MICEX-RTS PJSC #	12,084,722	28,783,481
Energy: 37.0%
Gazprom PJSC (ADR) #	13,286,727	131,319,805
Lukoil PJSC (ADR) #	1,195,632	113,554,303
Novatek PJSC (USD) (GDR) #	365,710	95,751,940
Rosneft Oil Co. PJSC (USD) (GDR) #	9,787,401	81,972,850
Surgutneftegas PJSC (ADR) # †	8,174,988	40,949,741
Tatneft PJSC (ADR) # †	2,052,067	89,084,226
		552,632,865
Food & Staples Retailing: 5.8%
Magnit PJSC (USD) (GDR) #	3,171,167	53,468,466
X5 Retail Group NV (USD) (GDR) #	1,019,071	32,914,259
		86,382,725
Materials: 24.2%
Alrosa PJSC #	22,919,860	41,771,635
Evraz Plc (GBP) #	4,940,021	39,221,761
MMC Norilsk Nickel PJSC (ADR) #	2,690,409	79,918,319
Novolipetsk Steel PJSC (USD) (GDR) #	1,152,746	33,987,938
PhosAgro PJSC (USD) (GDR)	1,102,446	24,562,497
Polymetal International Plc (GBP) #	3,297,761	55,759,274
Polyus PJSC (USD) (GDR) #	597,822	48,850,300
Severstal PAO (USD) (GDR) #	1,763,561	36,831,919
		360,903,643
Media & Entertainment: 6.2%
Mail.Ru Group Ltd. (USD) (GDR) # *	1,210,466	24,837,129
Yandex NV (USD) * †	846,027	67,419,892
		92,257,021
Retailing: 3.2%
Ozon Holdings Plc (ADR) *	935,485	47,195,218
Telecommunication Services: 4.3%
Mobile TeleSystems PJSC (ADR)	3,840,503	37,022,449
Rostelecom PJSC #	9,615,789	11,911,173
VEON Ltd. (ADR) *	7,044,287	14,652,117
		63,585,739
Utilities: 1.4%
Inter RAO UES PJSC #	324,893,710	20,700,624
Irkutsk Electronetwork Co. JSC (USD) *¥	7,410,870	7
		20,700,631
Total Common Stocks (Cost: $1,320,564,088)		1,460,311,785
PREFERRED SECURITIES: 2.1% (Cost: $34,558,567)
Energy: 2.1%
Transneft PJSC 5.78% #	14,252	31,268,972

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,355,122,655)		1,491,580,757

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $194,570)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	194,570	194,570
Total Investments: 100.0% (Cost: $1,355,317,225)		1,491,775,327
Other assets less liabilities: 0.0%		655,158
NET ASSETS: 100.0%		$1,492,430,485

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,300,728,577 which represents 87.2% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $35,292,034.
*	Non-income producing
¥	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.5%	$155,842,760
Consumer Discretionary	3.2	47,195,218
Consumer Staples	5.8	86,382,725
Energy	39.1	583,901,837
Financials	15.8	236,653,943
Materials	24.2	360,903,643
Utilities	1.4	20,700,631
	100.0%	$1,491,580,757

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.9%
Banks: 7.4%
Credit Bank of Moscow PJSC # *	23,653,000	$2,325,390
Commercial & Professional Services: 4.2%
HeadHunter Group Plc (ADR)	26,813	1,308,474
Diversified Financials: 0.2%
Safmar Financial Investment *	9,663	57,485
Energy: 4.1%
Sovcomflot PJSC #	1,120,450	1,296,677
Food & Staples Retailing: 2.8%
Lenta Plc (GDR) # *	292,808	870,893
Food, Beverage & Tobacco: 6.0%
Beluga Group PJSC	13,051	589,209
Ros Agro Plc (GDR) #	88,361	1,309,711
		1,898,920
Materials: 19.3%
Eurasia Mining Plc # * †	3,206,872	1,082,666
Mechel PJSC # *	492,854	1,019,220
Petropavlovsk Plc (GBP) * †	5,191,777	1,436,469
Raspadskaya OJSC #	169,215	942,890
Segezha Group PJSC 144A *	13,062,500	1,577,155
		6,058,400
Real Estate: 12.1%
Etalon Group Plc (USD) (GDR) #	443,432	690,643
LSR Group PJSC #	130,496	1,353,595
Samolet Group	25,634	1,757,418
		3,801,656
Retailing: 9.7%
Detsky Mir PJSC 144A #	1,144,298	2,046,501
M.Video PJSC #	124,720	1,004,882
		3,051,383
Telecommunication Services: 7.4%
Sistema PJSFC (USD) (GDR) #	314,963	2,316,835
Transportation: 16.7%
Aeroflot PJSC # *	2,825,412	2,707,065
Globaltrans Investment Plc (USD) (GDR) #	180,843	1,455,187
Novorossiysk Commercial Sea Port PJSC	10,075,800	1,069,390
		5,231,642
Utilities: 9.0%
Mosenergo PJSC	21,889,800	718,332
OGK-2 PJSC #	82,104,600	773,279
TGC-1 PJSC #	1,910,300,000	282,195
Unipro PJSC #	27,776,000	1,042,085
		2,815,891
Total Common Stocks (Cost: $28,082,940)		31,033,646

PREFERRED SECURITIES: 1.4% (Cost: $387,089)
Utilities: 1.4%
Rosseti Lenenergo PJSC 9.08% #	192,596	441,362

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $28,470,029)		31,475,008

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $88,009)
Money Market Fund: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	88,009	88,009
Total Investments: 100.6% (Cost: $28,558,038)		31,563,017
Liabilities in excess of other assets: (0.6)%		(186,968)
NET ASSETS: 100.0%		$31,376,049

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,961,076 which represents 73.2% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,041,401.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,623,656, or 11.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.4%	$2,316,835
Consumer Discretionary	9.7	3,051,383
Consumer Staples	8.8	2,769,813
Energy	4.1	1,296,677
Financials	7.6	2,382,875
Industrials	20.8	6,540,116
Materials	19.2	6,058,400
Real Estate	12.1	3,801,656
Utilities	10.3	3,257,253
	100.0%	$31,475,008

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.5%
Banks: 5.4%
Bank for Foreign Trade of Vietnam JSC #	5,889,332	$25,157,263
Saigon Thuong Tin Commercial JSB # *	4,009,600	4,510,549
		29,667,812
Capital Goods: 7.1%
Development Investment Construction JSC # *	3,238,500	4,381,625
Gelex Group JSC # *	4,589,680	4,626,390
Hoang Huy Investment Financial Services JSC #	818,564	642,012
JAKS Resources Bhd # *	27,565,500	3,082,990
Thaiholdings JSC *	2,601,000	26,055,712
		38,788,729
Consumer Durables & Apparel: 12.6%
Eclat Textile Co. Ltd. #	1,230,160	26,662,514
Feng TAY Enterprise Co. Ltd. #	3,237,000	24,877,872
Hansae Co. Ltd. # †	254,064	4,916,356
Taiwan Paiho Ltd. #	4,353,000	12,613,222
		69,069,964
Diversified Financials: 5.4%
Sai Gon-Ha Noi Securities JSC #	1,382,300	2,191,332
SSI Securities Corp. #	7,918,053	14,036,127
Viet Capital Securities JSC #	3,489,900	9,084,546
VNDirect Securities Corp. #	1,975,600	4,395,197
		29,707,202
Energy: 0.7%
PetroVietnam Technical Services Corp. #	3,187,600	3,961,221
Food, Beverage & Tobacco: 20.1%
CP Pokphand Co. Ltd. #	80,128,000	9,881,354
Hoang Anh Gia Lai International Agriculture JSC *	8,273,300	2,624,483
KIDO Group Corp. #	2,070,400	5,297,615
Masan Group Corp. #	6,398,630	40,040,243
Saigon Beer Alcohol Beverage Corp.	1,018,300	6,997,457
Thanh Thanh Cong - Bien Hoa JSC #	4,605,981	4,251,946
Vietnam Dairy Products JSC #	10,328,141	40,567,550
		109,660,648
Health Care Equipment & Services: 3.5%
Mani, Inc. # †	1,016,800	19,347,352
Insurance: 0.7%
Bao Viet Holdings #	1,532,396	3,921,500
Materials: 9.3%
An Phat Holdings JSC # *	2,106,700	3,746,040
Duc Giang Chemicals JSC	438,000	2,903,963
Hoa Phat Group JSC #	14,737,152	34,075,064
Hoa Sen Group # *	2,951,100	5,999,201
Petrovietnam Fertilizer & Chemicals JSC	2,361,300	3,817,919
		50,542,187
Real Estate: 25.3%
Kinh Bac City Development Share Holding Corp. # *	2,312,400	4,403,319
No Va Land Investment Group Corp. *	6,663,600	29,863,234
Phat Dat Real Estate Development Corp. *	2,937,200	10,556,369
Vincom Retail JSC # *	7,216,422	9,208,490
Vingroup JSC # *	10,956,749	42,323,537
Vinhomes JSC 144A #	12,144,867	41,777,779
		138,132,728
Technology Hardware & Equipment: 6.6%
BH Co. Ltd. # †	374,505	5,731,703
Dreamtech Co. Ltd. #	435,453	3,773,389
INTOPS Co. Ltd. #	155,678	3,326,884
KH Vatec Co. Ltd. # * †	289,457	5,691,404
MCNEX Co. Ltd. # †	205,304	6,849,968
Seojin System Co. Ltd. # * †	202,893	6,099,438
Synopex, Inc. # *	1,081,614	2,731,585
UTI, Inc. #	193,012	1,929,335
		36,133,706
Transportation: 1.1%
Vietjet Aviation JSC # *	1,032,040	5,794,807
Utilities: 0.7%
PetroVietnam Power Corp. #	7,437,310	3,888,049
Total Common Stocks (Cost: $394,228,304)		538,615,905

RIGHTS: 0.4%
Capital Goods: 0.1%
Hoang Huy Investment Financial Services JSC VNK 10,000.00, expiring 10/07/21 # *	3,433,680	380,933
Diversified Financials: 0.3%
SSI Securities Corp. VND 12,000.00, expiring 10/07/21 # *	8,515,315	1,911,207

Total Rights (Cost: $0)		2,292,140

EXCHANGE TRADED FUND: 0.0% (Cost: $42,157)
DCVFMVN Diamond ETF #	62,610	72,057

Total Investments: 98.9% (Cost: $394,270,461)		540,980,102
Other assets less liabilities: 1.1%		5,950,607
NET ASSETS: 100.0%		$546,930,709

Definitions:

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $458,160,965 which represents 83.8% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,089,950.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $41,777,779, or 7.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	12.8%	$69,069,964
Consumer Staples	20.3	109,660,648
Energy	0.7	3,961,221
Exchange Traded Fund	0.0	72,057
Financials	12.1	65,207,721
Health Care	3.6	19,347,352
Industrials	8.3	44,964,470
Information Technology	6.7	36,133,706
Materials	9.3	50,542,186
Real Estate	25.5	138,132,728
Utilities	0.7	3,888,049
	100.0%	$540,980,102